SHARE-BASED PAYMENTS - Stock Options - Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,163,103	1,084,215
Granted	2,732,000	91,688
Forfeited		12,800
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	3,895,103	1,163,103
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.34	$ 2.50
Granted	4.15	0.94
Forfeited		3.28
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 3.62	$ 2.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Share-based Compensation Arrangement by Share-based Option Exercisable	3,164,624	880,955
Share-based Compensation Arrangement by Weighted Average Exercise Price at December 31, 2021	$ 3.59	$ 2.34
Weighted average duration (years) to expiration of outstanding options at December 31, 2021	8 years